Treasury Shares	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Treasury Shares
27.	Treasury Shares
Based on the Board of Directors’ resolution, the controlling company holds treasury shares for business purposes including its share price stabilization. Changes in treasury shares for the years ended December 31, 2024 and 2025 are as follows:

(shares, in millions of Won)	2024			2025
	Number of shares	Amount		Number of shares	Amount
Beginning	8,695,023	￦	1,889,658	7,003,598	￦	1,550,862
Acquisition of treasury shares	255,428		92,311	—		—
Retirement of treasury shares	(1,946,853)		(431,107)	(1,691,425)		(374,546)

Ending	7,003,598	￦	1,550,862	5,312,173	￦	1,176,316